Retirement Benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Retirement Benefits
32.	RETIREMENT BENEFITS
	All employees are members of various defined contribution retirement schemes.
	Contributions to the various retirement schemes are fully expensed during the period in which they are incurred.
	Retirement benefit costs	32.8	33.7	30.0